Goodwill - Assigned weighting of scenarios considered for recoverable amount calculations in respect of COVID-19 impact (Details)	12 Months Ended
Dec. 31, 2020 item
Disclosure of information for cash-generating units [line items]
Number of different scenarios considered for recoverable amount calculations in respect of COVID-19 impact	2
Bioscience
Disclosure of information for cash-generating units [line items]
Expected cash flow projections period	5 years
Hospital
Disclosure of information for cash-generating units [line items]
Expected cash flow projections period	6 years
Base case
Disclosure of information for cash-generating units [line items]
Assigned weighting (as a percent)	70.00%
Worst case
Disclosure of information for cash-generating units [line items]
Assigned weighting (as a percent)	30.00%